EQUIPMENT AND LEASEHOLD IMPROVEMENTS	12 Months Ended
Dec. 31, 2012
EQUIPMENT AND LEASEHOLD IMPROVEMENTS [Abstract]
EQUIPMENT AND LEASEHOLD IMPROVEMENTS

NOTE 4. - EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Equipment and leasehold improvements consisted of the following at December 31:

		2012		2011
	Estimated Useful Life	Purchased	Under Capital Leases	Purchased	Under Capital Leases

Machinery & equipment	5-7 years	$3,435,509	$63,000	$2,943,401	$369,114
Building	39 years	1,345,523	-	1,345,523	-
Land		185,000	-	185,000	-
Leasehold improvements	up to 13 years (1)	765,425	-	741,919	-
Furniture & fixtures	7 years	135,854	-	104,709	-
Software & websites	3 years	359,308	-	356,125	-

Total cost		$6,226,619	$63,000	$5,676,677	$369,114
Less accumulated depreciation		2,516,711	49,000	1,822,506	203,456

Property, plant, and equipment, net		$3,709,908	$14,000	$3,854,171	$165,658

(1) Expiration of lease term